Expense Example - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE FINANCE ETF - Fidelity Disruptive Finance ETF	Feb. 10, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628